Profit/(loss)before tax (Tables)	12 Months Ended
Oct. 31, 2020
Profit/(loss)before tax [Abstract]
Profit/(loss)before tax
The (loss)/profit before tax is stated after charging/(crediting) the following operating costs/(gains) classified by the nature of the costs/(gains):

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Staff costs	29	1,344.4	1,409.0	2,095.0
Depreciation of property, plant and equipment:	12	42.0	52.6	71.2
Depreciation of right-of-use assets (2019 and 2018: finance lease depreciation)[1]	19	76.9	13.9	17.4
Loss on disposal of property, plant and equipment	12	5.6	3.6	4.7
Amortization of intangibles	11	674.1	716.5	903.1
Operating lease rentals payable[1]:
- plant and machinery		-	7.0	8.8
- property		-	58.9	85.3
Provision for receivables impairment (release)/charge	14	(4.8)	16.0	40.0
Foreign exchange loss/(gain) on derivative financial instruments		21.8	(6.9)	-
Foreign exchange loss/(gain)		7.9	18.2	(37.4)

[1] $13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.